Consolidated Statements of Comprehensive Loss (Parenthetical) ₨ in Thousands	12 Months Ended
Mar. 31, 2017 INR (₨)
Statement of Comprehensive Income [Abstract]
Unrealized gain on available for sale securities, tax	₨ 10,028